Investments and Advances - Summary of Financial Information of All Equity Affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Total revenues	$ 200,949	$ 246,252	$ 162,465
Income before income tax expense	29,584	49,674	21,639
Net Income (Loss)	21,411	35,608	15,689
Current assets	41,128	50,343
Current liabilities	32,258	34,208
Total affiliates ' net equity	161,929	160,242	139,940	$ 132,726
Income Tax Expense (Benefit)	8,173	14,066	5,950
Chevron | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Investments [Line Items]
Total revenues	23,217	48,323	34,359
Income before income tax expense	7,209	10,876	6,984
Net Income (Loss)	5,485	8,595	5,670
Current assets	10,110	11,671	9,267
Noncurrent assets	48,753	46,428	44,360
Current liabilities	6,698	7,708	7,492
Noncurrent liabilities	6,342	5,980	5,982
Total affiliates ' net equity	45,823	44,411	40,153
Income Tax Expense (Benefit)	1,724
Affiliates | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Investments [Line Items]
Total revenues	49,306	100,184	71,241
Income before income tax expense	15,304	23,811	15,175
Net Income (Loss)	11,618	19,077	12,598
Current assets	22,772	26,632	21,871
Noncurrent assets	105,965	101,557	100,235
Current liabilities	14,085	16,319	17,275
Noncurrent liabilities	23,797	22,943	24,219
Total affiliates ' net equity	90,855	$ 88,927	$ 80,612
Income Tax Expense (Benefit)	$ 3,686